Document and Entity Information	9 Months Ended
Mar. 31, 2014
Document and Entity Information:
Entity Registrant Name	Bohai Pharmaceuticals Group, Inc.
Document Type	POS AM
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Entity Central Index Key	0001443242
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	17,861,085
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY